UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

Cash Accumulation Trust/Liquid Assets Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 26.4%
	Bank of America NA
$113,000	0.350%, 1/28/10	$113,000,000
	Bank of Nova Scotia/Houston
20,000	0.210%, 1/14/10	20,000,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.
10,000	0.240%, 2/10/10	10,000,000
	BNP Paribas
10,000	0.240%, 1/15/10	10,000,000
60,000	0.260%, 2/22/10	60,000,000
	Chase Bank USA NA
75,000	0.190%, 2/10/10	75,000,000
	Royal Bank of Scotland
45,000	0.833%, 1/19/10(a)	45,000,000
	State Street Bank & Trust Co.
100,000	0.210%, 2/12/10	100,000,000
	Sumitomo Mitsui Banking Corp./New York
96,000	0.210%, 1/15/10	96,000,000
20,000	0.260%, 2/1/10	20,000,000
	UBS AG
90,000	0.660%, 1/29/10	90,000,000
30,000	0.660%, 2/12/10	30,000,000

		669,000,000

Commercial Paper(b) 51.1%
	Banco Bilbao Vizcaya Argentaria SA, 144A
6,000	0.215%, 2/12/10	5,998,495
	Blackrock, Inc., 144A
35,000	0.200%, 1/19/10	34,996,500
29,000	0.200%, 1/29/10	28,995,489
	BPCE SA, 144A
50,000	0.260%, 2/10/10	49,985,556
10,000	0.270%, 2/2/10	9,997,600
36,000	0.270%, 2/16/10	35,987,580
34,000	0.270%, 3/1/10	33,984,955
	Coca Cola Co. (The), 144A
29,700	0.190%, 4/8/10	29,684,795
	E. ON AG, 144A
25,000	0.250%, 1/12/10	24,998,090
35,000	0.259%, 1/19/10	34,995,465
	Electricite De France, 144A
30,317	0.200%, 3/4/10	30,306,557
	ENI Finance USA, Inc., 144A
34,000	0.180%, 1/27/10	33,995,580
10,000	0.250%, 5/5/10	9,991,389
	GDF Suez, 144A
10,000	0.190%, 1/13/10	9,999,367
13,200	0.190%, 1/15/10	13,199,025
20,000	0.190%, 1/19/10	19,998,100
10,000	0.200%, 2/3/10	9,998,167
75,000	0.210%, 1/21/10	74,991,250
	Intesa Funding LLC
40,000	0.220%, 2/4/10	39,991,689

	Nestle Capital Corp., 144A
25,000	0.150%, 2/2/10	24,996,667
	Old Line Funding LLC, 144A
36,572	0.160%, 1/15/10	36,569,724
30,000	0.160%, 1/19/10	29,997,600
15,000	0.190%, 2/8/10	14,996,992
	Prudential PLC, 144A
38,000	0.250%, 2/1/10	37,991,819
	Societe Generale North America, Inc.
10,000	0.250%, 4/1/10	9,993,750
	State Street Corp.
30,000	0.210%, 2/17/10	29,991,775
	Straight-A Funding LLC, 144A
26,000	0.170%, 2/16/10	25,994,352
17,000	0.200%, 2/1/10	16,997,072
46,000	0.200%, 2/8/10	45,990,289
33,000	0.200%, 2/10/10	32,992,667
7,000	0.210%, 1/7/10	6,999,755
	Swedbank AB, 144A
40,000	0.820%, 2/17/10	39,957,178
16,000	0.850%, 2/11/10	15,984,511
47,000	0.890%, 2/10/10	46,953,522
	Total Capital Canada Ltd., 144A
42,900	0.182%, 3/4/10	42,886,531
25,000	0.190%, 2/10/10	24,994,722
27,000	0.190%, 2/25/10	26,992,163
24,000	0.200%, 1/14/10	23,998,267
	Toyota Motor Credit Corp.
70,000	0.170%, 1/13/10	69,996,033
	U.S. Bancorp
30,000	0.170%, 3/22/10	29,988,667
	U.S. Bank NA
95,000	0.150%, 1/14/10	94,994,853
	Unicredit Delaware, Inc., 144A
15,000	0.320%, 1/14/10	14,998,267
15,000	0.330%, 1/19/10	14,997,525

		1,292,350,350

Other Corporate Obligations 9.4%
	Bank of America NA, FDIC Gtd.
44,000	0.331%, 1/29/10(a)(d)	44,000,000
	Barclays Bank PLC NY
25,000	0.483%, 1/19/10(a)	25,000,000
	Citigroup Funding, Inc., FDIC Gtd., MTN
40,000	0.381%, 1/29/10(a)(d)	40,000,000
	Goldman Sachs Group, Inc., MTN
75,000	0.400%, 2/3/10(c)	75,000,000
	JPMorgan Chase & Co., MTN
35,832	0.285%, 1/7/10(a)	35,839,713
	Morgan Stanley, MTN
18,300	0.374%, 1/15/10(a)	18,299,817

		238,139,530

U.S. Government Agencies 11.4%
	Federal Home Loan Bank
25,000	0.000%, 1/19/10(a)	24,990,010
100,000	0.110%, 2/10/10(b)	99,987,778
20,000	0.115%, 2/3/10(b)	19,997,892
	Federal Home Loan Mortgage Corp.
17,667	0.140%, 4/19/10(b)	17,659,580

25,450	0.200%, 6/14/10(b)	25,426,812
50,000	0.242%, 2/24/10(a)	49,993,579
	Federal National Mortgage Association
50,000	0.174%, 1/13/10(a)	49,982,173

		288,037,824

U.S. Government Treasury Obligation 1.6%
	United States Treasury Bill
40,000	0.410%, 12/16/10(b)	39,841,011

Repurchase Agreement 0.1%
	Bank of America Securities
2,629	0.030%, dated 12/31/09, due 1/4/10, in the amount of $2,629,009 (cost $2,629,000; collateralized by $2,690,757, FDIC Corp. Debt., 1.750%, maturity date 12/28/12, the value of collateral including accrued interest was $2,681,581)	2,629,000

	Total Investments 100.0% (amortized cost $2,529,997,715)(e)	2,529,997,715
	Other assets in excess of liabilities	321,491

	Net Assets 100.0%	$2,530,319,206

The following abbreviations are used in the portfolio descriptions:

FDIC—Federal Deposit Insurance Corporation.

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund‘s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$669,000,000	$—
Commercial Paper	—	1,292,350,350	—
Other Corporate Obligations	—	238,139,530	—
Repurchase Agreement	—	2,629,000	—
U.S. Government Agencies	—	288,037,824	—
U.S. Government Treasury Obligation	—	39,841,011	—

	—	2,529,997,715	—
Other Financial Instruments*	—	—	—

Total	$—	$2,529,997,715	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 10% of its net assets in illiquid securities. Such securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer
Date February 22, 2010

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 22, 2010

*	Print the name and title of each signing officer under his or her signature.